CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 38,808	$ 68,441
Restricted cash	994	1,573
Accounts receivable, net of allowance for doubtful accounts	1,463	3,433
Inventories	8,481	11,841
Prepaid expenses and other current assets	5,811	15,696
Total current assets	55,557	100,984
Property and equipment, net	3,652	920
Intangible assets, net	9,890	210
Goodwill	28,169	690
Long-term rental deposits	1,131	671
Long-term investments	5,188	5,262
TOTAL ASSETS	103,587	108,737
Current Liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $22 and $5 as of December 31, 2017 and 2018, respectively)	12,941	22,430
Amounts due to related parties	4,953
Convertible promissory notes	51,922
Advance from customers	17,732	10,110
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $3,909 and $4,673 as of December 31, 2017 and 2018, respectively)	22,688	20,727
Total current liabilities	110,236	53,267
Long-term payable	1,156
TOTAL LIABILITIES	111,392	53,267
EQUITY
Ordinary shares ($0.000067 par value; 750,000,000 shares authorized; 169,675,522 and 150,011,929 shares issued as of December 31, 2017 and 2018 respectively; 135,664,877 and 134,465,369 shares outstanding as of December 31, 2017 and 2018 respectively)	11	11
Additional paid-in capital	239,269	238,851
Treasury shares, at cost (10,820,822 and 13,525,810 shares as of December 31, 2017, and 2018 respectively)	(27,261)	(23,907)
Accumulated other comprehensive loss	(932)	(199)
Accumulated deficit	(218,887)	(159,286)
Non-controlling interests	(5)
TOTAL EQUITY / (DEFICIT)	(7,805)	55,470
TOTAL LIABILITIES AND EQUITY / (DEFICIT)	$ 103,587	$ 108,737